COMMITMENTS AND CONTINGENCIES (Details)	Mar. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 33,750
2024	18,750
Total minimum lease payments:	52,500
Less amount representing interest	(6,216)
Present value of minimum lease payments:	$ 46,284